CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp) Rp / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 IDR (Rp) Rp / shares	Dec. 31, 2022 IDR (Rp) Rp / shares
Disclosure of depositary receipts [line items]
REVENUES	Rp 149,967	$ 9,317	Rp 149,216	Rp 147,306
COST AND EXPENSES
Operation, maintenance, and telecommunication service expenses	(41,202)	(2,560)	(39,718)	(38,184)
Depreciation and amortization expenses	(32,596)	(2,025)	(32,569)	(33,129)
Personnel expenses	(16,807)	(1,044)	(15,927)	(14,907)
Interconnection expenses	(6,880)	(427)	(6,363)	(5,440)
General and administrative expenses	(6,225)	(387)	(6,099)	(5,854)
Marketing expenses	(3,824)	(238)	(3,530)	(3,929)
Unrealized gain (loss) on changes in fair value of investments	188	12	(748)	(6,438)
Gain (loss) on foreign exchange - net	136	8	(36)	256
Other income - net	252	15	259	35
OPERATING PROFIT	43,009	2,671	44,485	39,716
Finance income-net	1,367	85	1,061	878
Finance cost	(5,221)	(324)	(4,692)	(4,077)
Share of profit (loss) of long-term investment in associates	3	0	1	(87)
PROFIT BEFORE INCOME TAX	39,158	2,432	40,855	36,430
INCOME TAX (EXPENSE) BENEFIT
Current	(7,635)	(474)	(8,796)	(9,259)
Deferred	(798)	(49)	9	549
INCOME TAX (EXPENSE) BENEFIT	(8,433)	(523)	(8,787)	(8,710)
PROFIT FOR THE YEAR	30,725	1,909	32,068	27,720
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	258	16	(66)	299
Changes in fair value of investments	1	0	2	3
Share of other comprehensive income of long-term investment in associates	1	0	(1)	1
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods:
Defined benefit actuarial gain (loss) - net	635	40	(1,389)	1,464
Other comprehensive income (loss) - net	895	56	(1,454)	1,767
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	31,620	1,965	30,614	29,487
Profit for the year attributable to:
Owners of the parent company	23,611	1,467	24,427	20,736
Non-controlling interests	7,114	442	7,641	6,984
PROFIT FOR THE YEAR	30,725	1,909	32,068	27,720
Total comprehensive income for the year attributable to:
Owners of the parent company	24,396	1,516	22,949	22,449
Non-controlling interests	7,224	449	7,665	7,038
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	Rp 31,620	$ 1,965	Rp 30,614	Rp 29,487
BASIC EARNINGS PER SHARE
Profit per share - (Basic) | (per share)	Rp 238.35	$ 0.01	Rp 246.58	Rp 209.32
Profit per share - (Diluted) | (per share)	238.35	0.01	246.58	209.32
ADR
BASIC EARNINGS PER SHARE
Profit per ADS (100 Series B shares per ADS) - (Basic) | (per share)	23,834.52	1.48	24,658.24	20,932.3
Profit per ADS (100 Series B shares per ADS) - (Diluted) | (per share)	Rp 23,834.52	$ 1.48	Rp 24,658.24	Rp 20,932.3